SCHEDULE OF SENSITIVITY ANALYSIS (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Impact of: 1% increase	$ (4,974)	$ (5,352)
1% decrease	6,013	6,568
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Impact of: 1% increase	6,128	6,561
1% decrease